BlackRock Global Impact Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 2.0%
APM Human Services International
Ltd.
(a)
.................... 254,085 $ 590,686
Brazil — 1.2%
MercadoLibre , Inc.
(a)
............ 427 347,454
Canada — 3.0%
North West Co., Inc. (The) ........ 26,998 726,946
Shopify, Inc., Class A
(a)
.......... 3,611 125,771
852,717
China — 0.7%
China Three Gorges Renewables
Group Co. Ltd., Class A ....... 220,300 205,138
Denmark — 6.8%
Chr Hansen Holding A/S ......... 1,910 125,015
Orsted A/S
(b)(c)
................ 10,052 1,170,220
Vestas Wind Systems A/S ........ 26,096 685,901
1,981,136
France — 1.7%
Nexity SA ................... 19,644 482,746
Germany — 2.6%
LEG Immobilien SE ............ 8,359 759,376
India — 3.0%
Bandhan Bank Ltd.
(b)(c)
.......... 248,724 871,320
Indonesia — 6.2%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 3,628,500 1,071,107
Dayamitra Telekomunikasi Tbk . PT .. 15,024,900 739,469
1,810,576
Japan — 3.2%
Katitas Co. Ltd. ............... 23,300 586,583
Nidec Corp. ................. 2,200 152,887
Shionogi & Co. Ltd. ............ 3,400 174,391
913,861
Netherlands — 2.7%
Koninklijke DSM NV ............ 4,896 784,090
South Korea — 1.4%
Samsung SDI Co. Ltd. .......... 900 395,595
Spain — 5.1%
Corp. ACCIONA Energias Renovables
SA ..................... 4,909 215,144
EDP Renovaveis SA ............ 48,821 1,269,800
1,484,944
Switzerland — 1.6%
Landis+Gyr Group AG
(a)
......... 2,574 169,896
SGS SA (Registered) ........... 124 302,618
472,514
United Kingdom — 4.6%
Halma plc ................... 34,020 958,101
Pearson plc ................. 15,518 143,623
Security
Shares
Shares Value
United Kingdom (continued)
Wise plc, Class A
(a)
............. 38,520 $ 221,682
1,323,406
United States — 59.1%
1Life Healthcare, Inc.
(a)
.......... 8,638 146,328
Agilent Technologies, Inc. ........ 4,709 631,477
Aptiv plc
(a)
................... 6,235 653,989
Avangrid , Inc. ................ 6,156 299,982
Ball Corp. ................... 14,006 1,028,321
Block, Inc., Class A
(a)
........... 2,057 156,455
Boston Scientific Corp.
(a)
......... 27,600 1,132,980
Brookfield Renewable Corp. ...... 34,230 1,339,208
Cano Health, Inc., Class A
(a)
....... 40,303 245,445
Crown Holdings, Inc. ........... 1,535 156,079
Danaher Corp. ............... 3,801 1,107,877
Enphase Energy, Inc.
(a)
.......... 685 194,663
Etsy, Inc.
(a)
.................. 2,104 218,227
Grand Canyon Education, Inc.
(a)
.... 3,080 295,896
Grocery Outlet Holding Corp.
(a)
..... 12,238 522,807
GSK plc
(a)
................... 5,452 114,548
ICF International, Inc. ........... 10,279 969,824
IDEXX Laboratories, Inc.
(a)
........ 908 362,455
Jack Henry & Associates, Inc. ..... 4,429 920,213
Mueller Water Products, Inc., Class A 12,040 156,761
Palo Alto Networks, Inc.
(a)
........ 420 209,622
Royalty Pharma plc, Class A ...... 29,014 1,261,819
Schneider Electric SE ........... 4,861 672,296
STERIS plc .................. 940 212,111
Stride, Inc.
(a)
................. 24,150 1,079,022
Trimble, Inc.
(a)
................ 9,609 667,153
Veeva Systems, Inc., Class A
(a)
.... 4,883 1,091,741
Zoetis, Inc. .................. 5,913 1,079,418
Zurn Elkay Water Solutions Corp. ... 8,400 243,180
17,169,897
Total Common Stocks — 104.9%
(Cost: $30,844,205) .............................. 30,445,456
Total Long-Term Investments — 104.9%
(Cost: $30,844,205) .............................. 30,445,456
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.76%
(d)(e)
.... 12,339 12,339
Total Short-Term Securities — 0.0%
(Cost: $12,339) ................................ 12,339
Total Investments — 104.9%
(Cost: $30,856,544) .............................. 30,457,795
Liabilities in Excess of Other Assets — (4.9)% ............ (1,414,331)
Net Assets — 100.0% .............................. $ 29,043,464
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Annualized 7-day yield as of period end.
(e)
Affiliate of the Fund.

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
Shares
Held at
07/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ — $ 12,339 $ — $ — $ — $ 12,339 12,339 $ 295 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Fair Value Hier archy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 590,686 $ — $ 590,686
Brazil ............................................... 347,454 — — 347,454
Canada ............................................. 852,717 — — 852,717
China ............................................... — 205,138 — 205,138
Denmark ............................................. — 1,981,136 — 1,981,136
France .............................................. — 482,746 — 482,746
Germany ............................................ — 759,376 — 759,376
India ............................................... — 871,320 — 871,320
Indonesia ............................................ 739,469 1,071,107 — 1,810,576
Japan ............................................... — 913,861 — 913,861
Netherlands ........................................... — 784,090 — 784,090
South Korea .......................................... — 395,595 — 395,595
Spain ............................................... — 1,484,944 — 1,484,944
Switzerland ........................................... — 472,514 — 472,514
United Kingdom ........................................ — 1,323,406 — 1,323,406
United States .......................................... 16,383,053 786,844 — 17,169,897
Short-Term Securities
Money Market Funds ...................................... 12,339 — — 12,339
$ 18,335,032 $ 12,122,763 $ — $ 30,457,795